Investments (Details) - Schedule of Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in Marketable Securities [Member]
Current assets:
Investments in marketable securities, Beginning balance	$ 3,696	$ 3,367
Investments in marketable securities, Fair value through other comprehensive income (loss)	54	329
Investments in marketable securities, Loss of associate
Investments in marketable securities, Impairment
Investments in marketable securities, Additions
Investments in marketable securities, Ending balance	3,750	3,696
Investment in Associate [Member]
Non-current assets:
Investment in associate, Beginning balance	1,389	2,429
Investment in associate, Fair value through other comprehensive income (loss)
Investment in associate, Loss of associate	(208)	(206)
Investment in associate, Impairment		(873)	[1]
Investment in associate ,Additions	66	39	[2]
Investment in associate, Ending balance	$ 1,247	$ 1,389

[1]	During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million in the consolidated statements of operations and comprehensive income (loss).
[2]	In 2023, the Company received 151,855 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2022 and December 27, 2023 when the note was repaid. In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2021 and June 30, 2022.